Note 8 - Goodwill and Intangible Assets	12 Months Ended
Dec. 31, 2019
Notes to Financial Statements
Intangible Assets Disclosure [Text Block]
NOTE
8
. GOODWILL AND
 Intangible Assets

The following is an analysis of the core deposit intangible activity for the years ended
December 31:

	2019		2018
(dollars in thousands)	Gross Carrying Amount	Accumulated Amortization	Gross Carrying Amount	Accumulated Amortization
Amortizable intangible assets:
Core deposit intangible	$4,716	$1,660	$1,616	$1,060
Total	4,716	1,660	1,616	1,060

Unamortizable intangible assets:
Goodwill	$16,477		$202

Activity related to transactions since
January 1, 2018
includes the following:

(1)	In connection with the October 22, 2018 acquisition of Albany, Georgia branch from Planters First Bank, the Company recorded $560,000 in a core deposit intangible and $202,000 in goodwill.
(2)	In connection with the LBC Bancshares, Inc. acquisition on May 1, 2019, the Company recorded $3.1 million in a core deposit intangible and $15.7 million in goodwill.
(3)	In connection with the May 1, 2019 acquisition of PFB Mortgage from Planters First Bank, the Company recorded $541,000 in goodwill.

Amortization expense related to the core deposit intangible was
$600,000
and
$48,000
at
December 31, 2019
and
2018,
respectively. The estimated future amortization expense for intangible assets remaining as of
December 31, 2019
is as follows:

Amount
(dollars in thousands)
2020	$776
2021	665
2022	554
2023	444
2024	333
Thereafter	284
Total	$3,056